Commitments	12 Months Ended
Dec. 31, 2025
Commitments [Abstract]
COMMITMENTS
27.	COMMITMENTS

As of December 31, 2025 and 2024, the Group have future potential CRO milestone payments of US$8.6 million and $2.9 million respectively. The Group did not have capital commitments at the end of each of the Relevant Periods.